Trade Payables	12 Months Ended
Dec. 31, 2025
Trade Payables [Abstract]
Trade payables

14. Trade payables

	December 31, 2025	December 31, 2024
Service providers and consumables	534,307	354,990
Related parties	30	-
Operational suppliers	304,618	91,800
Credit card transactions	4,655,769	2,893,134
Other suppliers	2,389	25,341
Total	5,497,113	3,365,265

In Brazil, payments to the credit card network (for further details, see Note 13.1) follow a similar settlement schedules. However, as receipts from cardholders and payments to the credit card network are aligned, the Group is exposed to cardholder credit risk, since it remains obligated to settle amounts due to the credit card network even in cases where cardholders fall behind on their payments. These amounts include credit card balances not paid in full by customers and subsequently converted into fixed-rate installment plans, as well as installment purchases, which comprise credit card transactions that allow payment to be made in more than one installment.

14.1 Credit card transactions

Corresponds to the amount payable to acquirers related to credit and debit card transactions. The amounts to be transferred to the card network are settled according to the transaction installments, substantially within up to 27 days for non-installment domestic transactions; 1 business day for international transactions, and, in the case of installment transactions, the amounts are mostly settled over a period of up to 36 months through monthly payments.

The table below provides a detailed breakdown of credit card transactions categorized by maturity, as of December 31, 2025 and 2024:

14.1.1 Breakdown by maturity – Credit card transactions

	December 31, 2025	December 31, 2024
Up to 30 days	1,493,794	1,523,603
From 31 to 60 days	953,940	173,767
From 61 to 90 days	651,186	188,148
From 91 to 180 days	1,057,386	403,034
From 181 to 365 days	485,028	558,295
Over 365 days	14,435	46,287
Total	4,655,769	2,893,134

14.1.2 Collateral for credit card transactions

As of December 31, 2025, the Company held R$ 835,207 in government bonds pledged as collateral for settlement of credit card transactions, allocated in favor of Mastercard, Visa, and Elo (R$ 438,393 as of December 31, 2024). These government bonds are measured at fair value through profit or loss and fair value through other comprehensive income and serve as collateral for amounts payable to the network (Refer to note 7 for further details). The average remuneration rate for these security government bonds was 1.12% per month for the year ended December 31, 2025 (0.86 % per month for the year ended December 31, 2024).